Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 63,110	₱ 95,231
Collateral and Other Credit Enhancements	561	516
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	63,671	95,747
Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	24,185	51,467
Collateral and Other Credit Enhancements	184	187
Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	24,369	51,654
Financial instruments at amortized cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	25,729	27,492
Collateral and Other Credit Enhancements	377	329
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	26,106	27,821
Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,206	2,450
Financial instruments at amortized cost [Member] | Other financial assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,206	2,450
Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	150	150
Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	150	150
Financial instruments at amortized cost [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	314	1,165
Financial instruments at amortized cost [Member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	314	1,165
Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,440	9,565
Collateral and Other Credit Enhancements	46	55
Financial instruments at amortized cost [Member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,486	9,620
Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8,072	6,291
Collateral and Other Credit Enhancements	331	273
Financial instruments at amortized cost [Member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8,403	6,564
Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,519	3,306
Financial instruments at amortized cost [Member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,519	3,306
Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	799	193
Financial instruments at amortized cost [Member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	799	193
Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	5,229	4,372
Collateral and Other Credit Enhancements		1
Financial instruments at amortized cost [Member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	5,229	4,373
Financial instruments at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,277	11,919
Financial instruments at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,277	11,919
Financial instruments at FVPL [Member] | Other financial assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,866	6,833
Financial instruments at FVPL [Member] | Other financial assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,866	6,833
Financial instruments at FVPL [Member] | Financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,369	4,763
Financial instruments at FVPL [Member] | Financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,369	4,763
Financial instruments at FVPL [Member] | Interest rate swap contract [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	31	227
Financial instruments at FVPL [Member] | Interest rate swap contract [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	31	227
Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8
Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8
Financial instruments at FVPL [Member] | Long-term currency swap [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1	83
Financial instruments at FVPL [Member] | Long-term currency swap [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1	83
Financial instruments at FVPL [Member] | Currency Swap Contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	2	13
Financial instruments at FVPL [Member] | Currency Swap Contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	2	13
Financial instruments at FVOCI [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	2,919	4,353
Financial instruments at FVOCI [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	2,919	4,353
Financial instruments at FVOCI [Member] | Financial instruments at FVOCI [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	2,919	4,353
Financial instruments at FVOCI [Member] | Financial instruments at FVOCI [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 2,919	₱ 4,353